Other taxes payable (Details Narrative) - ZHEJIANG TIANLAN	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member]
Valued-Added Tax rate	3.00%	3.00%
Maximum [Member]
Valued-Added Tax rate	13.00%	13.00%